Deferred Revenue - Summary of Deferred Revenue (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferred income [abstract]
Deferred revenue-current portion	€ 15,935	€ 3,492
Deferred revenue	112,551	27,934
Total deferred revenue	€ 128,486	€ 31,426